Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 696,089	$ 226,045
Accounts receivable	10,187	11,577
Cobalt inventory	10,530	8,712
Other	3,287	3,390
Total current assets	720,093	249,724
Non-current assets
Mineral stream interests	5,707,019	5,905,797
Early deposit mineral stream interests	46,092	34,741
Mineral royalty interest	6,606	6,606
Long-term equity investments	256,095	61,477
Present Value of Refundable deposit - 777 PMPA	8,073	0
Convertible notes receivable	0	17,086
Property, plant and equipment	4,210	5,509
Other	11,718	15,211
Total non-current assets	6,039,813	6,046,427
Total assets	6,759,906	6,296,151
Current liabilities
Accounts payable and accrued liabilities	12,570	13,939
Current taxes payable	2,763	132
Current portion of performance share units	14,566	14,807
Current portion of lease liabilities	818	813
Total current liabilities	30,717	29,691
Non-current liabilities
Performance share units	6,673	11,498
Lease liabilities	1,152	2,060
Deferred income taxes	165	100
Pension liability	3,524	2,685
Total non-current liabilities	11,514	16,343
Total liabilities	42,231	46,034
Shareholders' equity
Issued capital	3,752,662	3,698,998
Reserves	66,547	47,036
Retained earnings	2,898,466	2,504,083
Total shareholders' equity	6,717,675	6,250,117
Total liabilities and shareholders' equity	$ 6,759,906	$ 6,296,151